WARRANT LIABILITY	6 Months Ended
Jun. 30, 2023
Warrants and Rights Note Disclosure [Abstract]
WARRANT LIABILITY	WARRANT LIABILITY
On June 22, 2022, in connection with the Merger, the Company assumed 9,583,333 Public Warrants and 5,166,667 Private Placement Warrants, all of which were outstanding as of both June 30, 2023 and December 31, 2022. See Note 3 to the Company’s Annual Report on Form 20-F for additional information.

Public Warrants — Public Warrants may only be exercised for a whole number of shares. The Public Warrants became exercisable on July 22, 2022. The Public Warrants will expire on June 22, 2027 or upon liquidation.

The Company will not be obligated to deliver any Class A ordinary shares, no par value (“Class A Ordinary Shares”), of the Company pursuant to the exercise of a public warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Class A Ordinary Shares underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No public warrant will be exercisable, and the Company will not be obligated to issue a Class A Ordinary Share upon exercise of a public warrant unless the Class A Ordinary Share, issuable upon such warrant exercise, has been registered, qualified, or deemed to be exempt under the securities laws of the state of residence of the registered holder of the public warrants.

Redemption of Public Warrants for Cash

The Company may redeem the outstanding warrants:
•if, and only if, the closing price of the Class A Ordinary Shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption to the warrant holders;
•in whole and not in part;
•at a price of $0.01 per warrant; and
•upon not less than 30 days’ prior written notice of redemption to each warrant holder.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Public Warrants when the per share price of Class A Ordinary Shares equals or exceeds $10.00

The Company may redeem the outstanding warrants:
•if, and only if, the last reported sale price of the Class A Ordinary Shares equals or exceeds $10.00 per share (subject to adjustment in compliance with the terms of the warrant agreement governing the warrants (“Warrant Agreement”)) for any 20 trading days within a 30 trading-day period ending on, and including, the third trading day prior to the date on which we send the notice of redemption to the warrant holders;
•in whole and not in part; and
•for cash at a price of at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their public warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table included in the Warrant Agreement, based on the redemption date and the “fair market value” of the Class A Ordinary Shares as described in the Warrant Agreement.

If the Company calls the Public Warrants for redemption as described above under “—Redemption of Public Warrants for Cash,” management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement. The exercise price and number of Class A Ordinary Shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, recapitalization, reorganization, merger, or consolidation. However, except as described below, the warrants will not be adjusted for issuance of Class A Ordinary Shares at a price below its exercise price. Additionally, in no event will the Company be required to net-cash settle the warrants.

Private Placement Warrants — Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants are exercisable for cash or cashless, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

These warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the consolidated statements of financial position. The warrant liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive income (loss).
The Company used the value of the Public Warrants as an approximation of the value of the Private Warrants as they are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.